Note 10	6 Months Ended
Jun. 30, 2024
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Disclosure of non trading financial assets mandatorily at fair value through profit or loss [Text Block]	Non-trading financial assets mandatorily at fair value through profit or loss
The breakdown of the balance under this heading in the condensed consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	June 2024	December 2023
Equity instruments	6.2	9,646	7,963
Debt securities	6.2	653	484
Loans and advances to customers	6.2	285	290
Total	7	10,584	8,737